EARNINGS PER SHARE (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per Share [abstract]
Net income for the period attributable to Fortuna shareholders	$ 57,877	$ 21,553
Add: finance costs on convertible debt, net of $nil tax	$ 3,779
Weighted average number of shares ('000's)	237,998	174,993
Earnings per share - basic	$ 0.24	$ 0.12
Diluted net income for the period	$ 61,656	$ 21,553
Incremental shares from dilutive potential shares	11,445	11,080
Weighted average diluted number of shares (000's)	249,443	186,073
Earnings per share - diluted	$ 0.23	$ 0.12
Convertible debt, net of tax	$ 0